SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions	1 Months Ended
	May 17, 2017 USD ($) $ / shares	Jun. 28, 2016 USD ($) $ / shares	May 17, 2017 ILS (₪) ₪ / shares	Jun. 28, 2016 ILS (₪) ₪ / shares
Shareholder Equity [Line Items]
Cash dividend declared, amount | $	$ 3.0	$ 3.0
Cash dividend declared, value per share | $ / shares	$ 0.34	$ 0.34
Cash dividend declared, declaration date	May 17, 2017	Jun. 28, 2016
Cash dividend declared, record date	Jun. 07, 2017	Jul. 28, 2016
Cash dividend declared, payment date	Jun. 21, 2017	Aug. 09, 2016
ILS [Member]
Shareholder Equity [Line Items]
Cash dividend declared, amount | ₪			₪ 10.8	₪ 11.5
Cash dividend declared, value per share | ₪ / shares			₪ 1.2	₪ 1.3